Distribution Date:	01/10/25	COMM 2014-CCRE20 Mortgage Trust
Determination Date:	01/06/25
Next Distribution Date:	02/12/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	9		Brian Hanson	(202) 715-9500
Bond / Collateral Reconciliation - Balances	10		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	16		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	23		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24	Controlling Class	Deer Park Road Management Company, LP
Historical Liquidated Loan Detail	25	Representative
			KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
Historical Bond / Collateral Loss Reconciliation Detail	26
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592LBE1	1.324000%	57,053,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592LBF8	2.801000%	99,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592LBG6	3.305000%	79,067,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592LBH4	3.326000%	275,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592LBJ0	3.590000%	317,679,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12592LBL5	3.938000%	63,564,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.63%
B	12592LBM3	4.239000%	57,652,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.75%
C	12592LBP6	4.735815%	78,347,000.00	39,945,112.03	102,478.18	157,643.88	0.00	0.00	260,122.06	39,842,633.85	68.51%	13.13%
D	12592LAN2	3.222000%	60,608,000.00	60,608,000.00	0.00	0.00	0.00	0.00	0.00	60,608,000.00	20.62%	8.00%
E*	12592LAQ5	3.220000%	26,608,000.00	26,131,143.64	0.00	0.00	0.00	39,987.82	0.00	26,091,155.82	0.00%	5.75%
F	12592LAS1	3.220000%	11,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.75%
G	12592LAU6	3.220000%	17,739,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.25%
H	12592LAW2	3.220000%	38,434,627.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12592LAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592LBA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592LBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,182,593,630.00	126,684,255.67	102,478.18	157,643.88	0.00	39,987.82	260,122.06	126,541,789.67

X-A	12592LBK7	4.735815%	891,379,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12592LAA0	0.000000%	135,999,000.00	39,945,112.03	0.00	0.00	0.00	0.00	0.00	39,842,633.85
X-C	12592LAC6	1.513815%	60,608,000.00	60,608,000.00	0.00	76,457.75	0.00	0.00	76,457.75	60,608,000.00
X-D	12592LAE2	1.515815%	26,608,000.00	26,131,143.64	0.00	33,008.31	0.00	0.00	33,008.31	26,091,155.82
X-E	12592LAG7	4.735815%	11,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12592LAJ1	4.735815%	17,739,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-G	12592LAL6	4.735815%	38,434,627.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,182,593,627.00	126,684,255.67	0.00	109,466.06	0.00	0.00	109,466.06	126,541,789.67

Deal Distribution Total					102,478.18	267,109.94	0.00	39,987.82	369,588.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592LBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592LBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592LBG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592LBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592LBJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12592LBL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12592LBM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12592LBP6	509.84864807	1.30800388	2.01212401	0.00000000	0.00000000	0.00000000	0.00000000	3.32012789	508.54064419
D	12592LAN2	1,000.00000000	0.00000000	0.00000000	2.68500000	14.38399403	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12592LAQ5	982.07845911	0.00000000	0.00000000	2.63524391	26.25221437	0.00000000	1.50284952	0.00000000	980.57560959
F	12592LAS1	0.00000000	0.00000000	0.00000000	0.00000000	51.17701928	0.00000000	0.00000000	0.00000000	0.00000000
G	12592LAU6	0.00000000	0.00000000	0.00000000	0.00000000	93.62083996	0.00000000	0.00000000	0.00000000	0.00000000
H	12592LAW2	0.00000000	0.00000000	0.00000000	0.00000000	58.11861502	0.00000000	0.00000000	0.00000000	0.00000000
V	12592LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592LBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592LBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592LBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12592LAA0	293.71621872	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	292.96269715
X-C	12592LAC6	1,000.00000000	0.00000000	1.26151251	0.00000000	0.00000000	0.00000000	0.00000000	1.26151251	1,000.00000000
X-D	12592LAE2	982.07845911	0.00000000	1.24054081	0.00000000	0.00000000	0.00000000	0.00000000	1.24054081	980.57560959
X-E	12592LAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-F	12592LAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-G	12592LAL6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12/01/24 - 12/30/24	30	0.00	76,457.75	0.00	76,457.75	0.00	0.00	0.00	76,457.75	0.00
X-D	12/01/24 - 12/30/24	30	0.00	33,008.31	0.00	33,008.31	0.00	0.00	0.00	33,008.31	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	12/01/24 - 12/30/24	30	0.00	157,643.88	0.00	157,643.88	0.00	0.00	0.00	157,643.88	0.00
D	12/01/24 - 12/30/24	30	709,052.63	162,732.48	0.00	162,732.48	162,732.48	0.00	0.00	0.00	871,785.11
E	12/01/24 - 12/30/24	30	628,400.35	70,118.57	0.00	70,118.57	70,118.57	0.00	0.00	0.00	698,518.92
F	N/A	N/A	605,219.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	605,219.43
G	N/A	N/A	1,660,740.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,660,740.08
H	N/A	N/A	2,233,767.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,233,767.29
Totals			5,837,179.78	499,960.99	0.00	499,960.99	232,851.05	0.00	0.00	267,109.94	6,070,030.83

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592LBL5	N/A	63,564,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592LBM3	N/A	57,652,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592LBP6	4.735815%	78,347,000.00	39,945,112.03	102,478.18	157,643.88	0.00	0.00	260,122.06	39,842,633.85
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			199,563,000.03	39,945,112.03	102,478.18	157,643.88	0.00	0.00	260,122.06	39,842,633.85

Exchangeable Certificate Details
PEZ	12592LBN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12592LBN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Additional Information
Total Available Distribution Amount (1)	369,588.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	511,344.70	Master Servicing Fee	840.77
Interest Reductions due to Nonrecoverability Determination	(213,554.01)	Certificate Administrator Fee	204.54
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	54.54
ARD Interest	0.00	Operating Advisor Fee	50.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	297,790.69	Total Fees	1,360.77

Principal		Expenses/Reimbursements
Scheduled Principal	142,466.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,330.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	36,408.44
Total Principal Collected	142,466.00	Total Expenses/Reimbursements	59,739.23

		Interest Reserve Deposit	9,568.56

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	267,109.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	102,478.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	369,588.12
Total Funds Collected	440,256.69	Total Funds Distributed	440,256.68

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	126,684,255.67	126,684,255.67	Beginning Certificate Balance	126,684,255.67
(-) Scheduled Principal Collections	142,466.00	142,466.00	(-) Principal Distributions	102,478.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	39,987.82
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	39,987.82
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	126,541,789.67	126,541,789.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	130,153,803.27	130,153,803.27	Ending Certificate Balance	126,541,789.67
Ending Actual Collateral Balance	129,961,715.18	129,961,715.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	11,764,236.51	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	11,764,236.51	0.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.29 or less	2	96,515,574.66	76.27%	(6)	4.6719	0.740466
7,500,000 to 14,999,999	1	11,836,192.35	9.35%	(3)	4.8095	1.824500	1.30 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	18,190,022.66	14.37%	116	4.6900	3.611200	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	1	43,750,000.00	34.57%	(5)	4.6380	0.962100	1.50 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	1	52,765,574.66	41.70%	(6)	4.7000	0.556700	1.75 to 1.99	1	11,836,192.35	9.35%	(3)	4.8095	1.824500
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 or greater	1	18,190,022.66	14.37%	116	4.6900	3.611200
Totals	4	126,541,789.67	100.00%	12	4.6874	1.254522	Totals	4	126,541,789.67	100.00%	12	4.6874	1.254522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arkansas	1	1,684,089.64	1.33%	116	4.6900	3.611200
							Office	3	64,601,767.01	51.05%	(5)	4.7201	0.788984
California	2	44,277,434.33	34.99%	(4)	4.6386	0.993656
							Retail	1	43,750,000.00	34.57%	(5)	4.6380	0.962100
Connecticut	1	1,406,492.75	1.11%	116	4.6900	3.611200
							Self Storage	17	18,190,023.52	14.37%	116	4.6900	3.611200
Florida	2	3,164,608.99	2.50%	116	4.6900	3.611200
							Totals	21	126,541,789.67	100.00%	12	4.6874	1.254522
Georgia	1	1,258,440.75	0.99%	116	4.6900	3.611200
Illinois	1	1,850,648.13	1.46%	116	4.6900	3.611200
Kentucky	1	647,726.88	0.51%	116	4.6900	3.611200
Michigan	1	592,207.99	0.47%	116	4.6900	3.611200
Ohio	1	407,142.38	0.32%	116	4.6900	3.611200
Pennsylvania	2	2,415,096.67	1.91%	116	4.6900	3.611200
South Carolina	1	1,017,856.87	0.80%	116	4.6900	3.611200
Texas	3	53,948,139.07	42.63%	(3)	4.6998	0.623656
Virginia	2	4,749,694.85	3.75%	14	4.7923	2.082080
Washington	1	1,350,973.86	1.07%	116	4.6900	3.611200
Wisconsin	1	7,771,237.38	6.14%	(3)	4.8095	1.824500
Totals	21	126,541,789.67	100.00%	12	4.6874	1.254522

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	114,705,597.32	90.65%	14	4.6748	1.195707	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	1	11,836,192.35	9.35%	(3)	4.8095	1.824500	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	126,541,789.67	100.00%	12	4.6874	1.254522	49 months or greater	4	126,541,789.67	100.00%	12	4.6874	1.254522
								Totals	4	126,541,789.67	100.00%	12	4.6874	1.254522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	108,351,767.01	85.63%	(5)	4.6869	0.858884	Interest Only	1	43,750,000.00	34.57%	(5)	4.6380	0.962100
61 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 118 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	108,351,767.01	85.63%	(5)	4.6869	0.858884	119 months or greater	2	64,601,767.01	51.05%	(5)	4.7201	0.788984
								Totals	3	108,351,767.01	85.63%	(5)	4.6869	0.858884
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	2	30,026,215.01	23.73%	69	4.7371	2.906891	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	43,750,000.00	34.57%	(5)	4.6380	0.962100	61 months to 118 months	1	18,190,022.66	14.37%	116	4.6900	3.611200
	25 months or greater	1	52,765,574.66	41.70%	(6)	4.7000	0.556700	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	126,541,789.67	100.00%	12	4.6874	1.254522	Totals	1	18,190,022.66	14.37%	116	4.6900	3.611200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	302511015	OF	Dallas	TX	Actual/360	4.700%	0.00	0.00	0.00	N/A	07/06/24	--	52,765,574.66	52,765,574.66	07/06/21
7	656100270	RT	Los Angeles	CA	Actual/360	4.638%	174,730.21	0.00	0.00	N/A	08/06/24	--	43,750,000.00	43,750,000.00	10/06/24
11	656100293	SS	Various	Various	Actual/360	4.690%	73,942.79	118,942.62	0.00	N/A	09/06/34	--	18,308,965.28	18,190,022.66	01/06/25
24	302700024	OF	Various	Various	Actual/360	4.810%	49,117.69	23,523.38	0.00	N/A	10/06/24	--	11,859,715.73	11,836,192.35	12/06/24
Totals							297,790.69	142,466.00	0.00				126,684,255.67	126,541,789.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	8,441,463.00	972,517.00	01/01/20	03/31/20	01/06/25	16,693,089.81	1,432,961.54	0.00	0.00	0.00	0.00
7	10,418,173.00	0.00	--	--	04/08/24	0.00	0.00	174,191.48	517,436.11	0.00	0.00
11	8,543,215.14	8,483,808.21	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	1,168.72	0.00
24	1,678,532.62	853,879.36	01/01/24	06/30/24	--	0.00	0.00	72,641.10	72,641.10	0.00	0.00
Totals	29,081,383.76	10,310,204.57				16,693,089.81	1,432,961.54	246,832.58	590,077.21	1,168.72	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/10/25	0	0.00	0	0.00	0	0.00	0	0.00	1	52,765,574.66	0	0.00	0	0.00	0	0.00	4.687374%	4.480059%	12
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	52,765,574.66	0	0.00	0	0.00	0	0.00	4.687399%	4.480295%	13
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	1	52,765,574.66	0	0.00	0	0.00	1	15,943,484.67	4.672872%	4.480099%	13
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	1	52,765,574.66	0	0.00	0	0.00	0	0.00	4.495641%	4.384128%	6
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	52,765,574.66	0	0.00	0	0.00	2	64,487,972.80	4.382784%	4.304238%	4
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	52,765,574.66	0	0.00	0	0.00	2	34,888,471.12	4.394122%	4.324342%	5
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	52,765,574.66	0	0.00	0	0.00	2	29,780,302.31	4.409725%	4.349587%	6
06/12/24	0	0.00	0	0.00	1	52,869,684.42	0	0.00	1	52,869,684.42	0	0.00	0	0.00	0	0.00	4.449619%	4.393756%	6
05/10/24	1	2,595,445.27	0	0.00	1	52,966,499.91	0	0.00	1	52,966,499.91	0	0.00	0	0.00	0	0.00	4.468127%	4.416872%	6
04/12/24	0	0.00	0	0.00	1	53,069,825.78	0	0.00	1	53,069,825.78	0	0.00	0	0.00	0	0.00	4.468340%	4.417094%	7
03/12/24	1	2,613,513.22	0	0.00	1	53,165,834.52	0	0.00	1	53,165,834.52	0	0.00	0	0.00	0	0.00	4.468959%	4.417910%	8
02/12/24	0	0.00	0	0.00	1	53,275,310.96	0	0.00	1	53,275,310.96	0	0.00	0	0.00	0	0.00	4.469179%	4.418140%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302511015	07/06/21	41	5	0.00	0.00	0.00	56,161,976.79	05/20/20	7			11/03/21
7	656100270	10/06/24	2	5	174,191.48	517,436.11	0.00	43,750,000.00	08/31/20	13
24	302700024	12/06/24	0	5	72,641.10	72,641.10	468.52	11,859,715.73	10/02/24	13
Totals					246,832.58	590,077.21	468.52	111,771,692.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		108,351,767	0	55,586,192		52,765,575
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		18,190,023	18,190,023	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	126,541,790	30,026,215	0	43,750,000	0	52,765,575
Dec-24	126,684,256	18,308,965	0	0	55,609,716	52,765,575
Nov-24	138,268,549	29,868,251	0	0	55,634,723	52,765,575
Oct-24	307,458,591	160,959,814	0	0	93,733,203	52,765,575
Sep-24	482,445,310	360,707,274	0	0	68,972,462	52,765,575
Aug-24	571,723,114	459,159,883	0	0	59,797,657	52,765,575
Jul-24	622,323,780	569,558,206	0	0	0	52,765,575
Jun-24	743,428,666	690,558,981	0	0	0	52,869,684
May-24	842,309,723	786,747,778	2,595,445	0	0	52,966,500
Apr-24	843,615,053	790,545,228	0	0	0	53,069,826
Mar-24	849,385,186	793,605,838	2,613,513	0	0	53,165,835
Feb-24	850,759,122	797,483,811	0	0	0	53,275,311
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302511015	52,765,574.66	56,161,976.79	64,800,000.00	03/13/24	779,635.00	0.55670	03/31/20	07/06/24	236
7	656100270	43,750,000.00	43,750,000.00	214,000,000.00	12/14/23	10,418,173.00	0.96210	12/31/23	08/06/24	I/O
24	302700024	11,836,192.35	11,859,715.73	19,800,000.00	05/23/14	795,240.36	1.82450	06/30/24	10/06/24	236
Totals		108,351,767.01	111,771,692.52	298,600,000.00		11,993,048.36

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302511015	OF	TX	05/20/20	7

The subject loan transferred to special servicing 5/20/20 for imminent monetary default. The collateral is a leasehold interest in a 724K SF CBD office property built in 1982 located in Dallas. TX. Lender was the winning bidder in the foreclosure auction held on 11/2/21 and asset became REO effective 11/3/21. The property was inspected in May 2024 and was found to be in good condition. As of Nov 2024, the building is 51.2% occupied. A few capital projects are in process including elevator work and chiller work. Lender is working on various projects at the property including bringing a food amenity to the building, building a conf center / tenant lounge and potentially some lobby work. Lender hired

Transwestern as the new leasing broker. The team has engaged an architect to design 2nd gen spec suites as well, as most activity in the market is in the small tenant size range. Overall leasing velocity is down in the CBD and activity is slow. Substantial cash reserves are being managed to address ongoing capital needs, TI/LC costs, and future expenses.

7	656100270	RT	CA	08/31/20	13

The Loan was transferred to SS for Delinquent Payments on 8/26/2020. The Loan was previously transferred as NT on 4/20 due to COVID-19 after the Borrower requested to either (1) use Reserve funds to fund debt service payments or (2)

amend the waterfall such that OpEx are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Property temporary closed in 3/20 due to COVID-19 and in 5/20 due to riots. The Loan was due for the 6/20 payment. As of YE 2023, the Property is 91.8% occupied with an NOI/DSCR of $10.42MM/0.96x. The Lender retained counsel and the NOD was sent to the Borrower. The Loan is cash managed and all of the Property's cash flow is controlled by the Lender with a majority of the funds held by the Lender in the lockbox. Since the Loan was transferred to SS, the Lender and the Borrower engaged in extensive workout discussions. Recent discussions with the Borrower shifted towards reinstatement of the Loan. Negotiations of the terms were finalized and, in anticipation of the reinstatement, most of the funds held by the Lender in the lockbox were moved to the suspense account with a balance of ~$38MM. The reinstatement agreement was fully execute d on 9/22/23 and the funds in the suspense account were fully applied. During the process of returning the Loan to the MS, the Borrower requested to initiate discussions with the Lender for a potential modification to extend the Loan Maturity.

24	302700024	OF	Various	10/02/24	13

The loan transferred to Special Servicing effective 10/2/2024 for imminent maturity default. The portfolio consists of two single-tenant office properties located in Hartford, WI (single tenant NNN) and Mechanicsville, VA (single tenant medical offic

e) totaling 93,822 SF. The loan matured on 10/6/2024. A loan modification proposal has been received and is under review. As of December 2024, both properties are dark while the tenants continue to pay rent through the remainder of the lease terms.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
37	302700037	6,782,072.87	4.68000%	6,782,072.87 4.68000%		8	12/24/20	12/15/20	12/24/20
37	302700037	0.00	4.68000%	0.00	4.68000%	8	02/11/21	12/15/20	12/24/20
Totals		6,782,072.87		6,782,072.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	407000337	03/10/23	28,237,050.28	25,700,000.00	10,961,696.65	6,965,028.53	10,961,696.65	3,996,668.12	24,240,382.16	0.00	454,326.84	23,786,055.32	72.07%
12	302700012	11/15/21	23,872,587.18	8,100,000.00	12,232,213.96	7,215,557.56	12,232,213.96	5,016,656.40	18,855,930.78	0.00	376,688.13	18,479,242.65	64.83%
16	302700016	11/13/24	15,977,670.18	34,800,000.00	16,762,276.13	611,519.64	16,762,276.13	16,150,756.49	0.00	0.00	0.00	0.00	0.00%
17	656100307	01/12/21	16,462,105.90	3,500,000.00	4,903,006.90	1,202,691.27	4,903,006.90	3,700,315.63	12,761,790.27	0.00	795,920.18	11,965,870.09	64.85%
20	656100272	02/12/21	17,000,000.00	32,000,000.00	18,082,215.00	18,082,215.00	18,082,215.00	0.00	0.00	0.00	(6,000.00)	6,000.00	0.03%
25	302700025	11/13/24	10,631,680.19	16,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	407000309	05/12/21	5,862,397.47	5,410,000.00	4,596,404.90	736,762.11	4,596,404.90	3,859,642.79	2,002,754.68	0.00	(274.97)	2,003,029.65	28.61%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			118,043,491.20	125,610,000.00	67,537,813.54	34,813,774.11	67,537,813.54	32,724,039.43	57,860,857.89	0.00	1,620,660.18	56,240,197.71

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/10/25	39,987.82	0.00	0.00	0.00	0.00	39,987.82	0.00	0.00	39,987.82
9	407000337	10/11/24	0.00	0.00	23,786,055.32	0.00	0.00	(988.80)	0.00	0.00	24,258,105.07
		03/12/24	0.00	0.00	23,787,044.12	0.00	0.00	1,539.87	0.00	0.00
		01/12/24	0.00	0.00	23,785,504.25	0.00	(472,049.75)	0.00	0.00	0.00
		11/10/23	0.00	0.00	24,257,554.00	0.00	0.00	2,898.03	0.00	0.00
		04/12/23	0.00	0.00	24,254,655.97	0.00	0.00	14,273.81	0.00	0.00
		03/10/23	0.00	0.00	24,240,382.16	0.00	0.00	24,240,382.16	0.00	0.00
12	302700012	04/12/23	0.00	0.00	18,479,242.65	0.00	0.00	1,021.90	0.00	0.00	18,479,242.65
		03/10/23	0.00	0.00	18,478,220.75	0.00	0.00	750.00	0.00	0.00
		11/14/22	0.00	0.00	18,477,470.75	0.00	0.00	874.40	0.00	0.00
		10/13/22	0.00	0.00	18,476,596.35	0.00	0.00	5,500.00	0.00	0.00
		07/12/22	0.00	0.00	18,471,096.35	0.00	0.00	(384,834.43)	0.00	0.00
		11/15/21	0.00	0.00	18,855,930.78	0.00	0.00	18,855,930.78	0.00	0.00
16	302700016	11/13/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	656100307	01/12/23	0.00	0.00	11,965,870.09	0.00	0.00	(164.40)	0.00	0.00	11,965,870.09
		12/12/22	0.00	0.00	11,966,034.49	0.00	0.00	4,000.00	0.00	0.00
		10/13/22	0.00	0.00	11,962,034.49	0.00	0.00	164.40	0.00	0.00
		08/12/22	0.00	0.00	11,961,870.09	0.00	0.00	(799,920.18)	0.00	0.00
		01/12/21	0.00	0.00	12,761,790.27	0.00	0.00	12,761,790.27	0.00	0.00
20	656100272	05/12/22	0.00	0.00	6,000.00	0.00	0.00	6,000.00	0.00	0.00	6,000.00
		02/12/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	302700025	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	407000309	02/10/23	0.00	0.00	2,003,029.65	0.00	0.00	(275.00)	0.00	0.00	2,003,029.65
		11/14/22	0.00	0.00	2,003,304.65	0.00	0.00	275.00	0.00	0.00
		09/12/22	0.00	0.00	2,003,029.65	0.00	0.00	275.00	0.00	0.00
		05/12/22	0.00	0.00	2,002,754.65	0.00	0.00	(0.03)	0.00	0.00
		05/12/21	0.00	0.00	2,002,754.68	0.00	0.00	2,002,754.68	0.00	0.00
Current Period Totals			39,987.82	0.00	0.00	0.00	0.00	39,987.82	0.00	0.00	39,987.82
Cumulative Totals			39,987.82	0.00	56,240,197.71	0.00	(472,049.75)	56,752,235.28	0.00	0.00	56,752,235.28

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,359.26	0.00	0.00	0.00	0.00	213,554.01	0.00	0.00	0.00	0.00
7	0.00	0.00	9,418.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,553.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	36,408.44	0.00
Total	0.00	0.00	23,330.79	0.00	0.00	0.00	0.00	213,554.01	0.00	0.00	36,408.44	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		273,293.24

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28